Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Line Items]
Schedule of Rate of Depreciation of Property, Plant and Equipment [Table Text Block]
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers, peripheral, and scientific equipment	3
Office furniture and equipment	3

Comprehensive Income (Loss) [Table Text Block]
The following table provides details with respect to changes in accumulated other comprehensive income (loss) (AOCI), which is comprised of foreign currency translation adjustments, as presented in the balance sheets at December 31, 2016 and 2015:

Balance January 1, 2014	$(33,357)

Net current period other comprehensive income	79,438

Balance December 31, 2014	46,081

Net current period other comprehensive income	110,399

Balance December 31, 2015	156,480

Net current period other comprehensive loss	(436,577)

Balance December 31, 2016	$(280,097)